Stock Warrants - Schedule of Warrant Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Warrants Liabilities [Line Items]
Total warrant liabilities	$ 6,577	$ 806
Public Warrants [Member]
Disclosure Of Warrants Liabilities [Line Items]
Total warrant liabilities	3,924	0
Private Placement Warrants [Member]
Disclosure Of Warrants Liabilities [Line Items]
Total warrant liabilities	2,653	0
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Disclosure Of Warrants Liabilities [Line Items]
Total warrant liabilities	$ 0	$ 806